37. Pension plan and other post-employment benefits (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
PBS [member]
Disclosure of defined benefit plans [line items]
Value of obligations on beginning	R$ 40,427
Cost of current service	15
Interest on actuarial obligation	2,650
Benefits paid in the year	(2,718)
Contributions paid by participants
(Gains)/losses in obligations	1,478
Value of obligations on end	41,852
PBS Assisted [member]
Disclosure of defined benefit plans [line items]
Value of obligations on beginning	10,107
Cost of current service
Interest on actuarial obligation	658
Benefits paid in the year	(756)
Contributions paid by participants
(Gains)/losses in obligations	63
Value of obligations on end	10,072
Administration Agreement [member]
Disclosure of defined benefit plans [line items]
Value of obligations on beginning	151
Cost of current service
Interest on actuarial obligation	10
Benefits paid in the year	(9)
Contributions paid by participants
(Gains)/losses in obligations	(5)
Value of obligations on end	147
PAMEC/Asset Policy [member]
Disclosure of defined benefit plans [line items]
Value of obligations on beginning	1,080
Cost of current service
Interest on actuarial obligation	72
Benefits paid in the year	(48)
Contributions paid by participants
(Gains)/losses in obligations	(246)
Value of obligations on end	858
AES Telecom [member]
Disclosure of defined benefit plans [line items]
Value of obligations on beginning	11,099
Cost of current service	125
Interest on actuarial obligation	774
Benefits paid in the year	(494)
Contributions paid by participants	77
(Gains)/losses in obligations	509
Value of obligations on end	12,090
Medical Care Plan [member]
Disclosure of defined benefit plans [line items]
Value of obligations on beginning	2,585
Cost of current service	150
Interest on actuarial obligation	179
Benefits paid in the year	(36)
Contributions paid by participants
(Gains)/losses in obligations	1,465
Value of obligations on end	R$ 4,343